PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET

NOTE D – PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following at December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Computer equipment and software	$1,325	$-
Filament production equipment	45,799	-
Subtotal	47,124	-
Less: accumulated depreciation	(2,704)	-
Property and equipment, net	$44,420	$-

Depreciation of equipment expense for the years ended December 31, 2021 and 2020 was $2,704 and $0, respectively.

Coroware, Inc. and Subsidiaries [Member]
PROPERTY AND EQUIPMENT, NET

NOTE D – PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following at March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Computer equipment and software	$1,325	$1,325
Filament production equipment	45,799	45,799
Subtotal	47,124	47,124

Less: accumulated depreciation	(6,534)	(2,704)
Property and equipment, net	$40,590	$44,420

Depreciation expense for the three months ended March 31, 2022 and 2021 was $3,830 and $0, respectively.